Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
(11)	Income Taxes

Income (loss) before income taxes and income taxes for each of the three years ended March 31, 2012 are summarized as follows:

	Yen (millions)
	Domestic	Foreign	Total
For the year ended March 31, 2012
Income (loss) before income taxes	(838,217)	25,373	(812,844)
Income taxes:
Current	26,346	42,860	69,206
Deferred	(58,706)	(733)	(59,439)

Total income taxes	(32,360)	42,127	9,767

For the year ended March 31, 2011
Income before income taxes	23,356	155,451	178,807
Income taxes:
Current	28,479	60,431	88,910
Deferred	20,913	(6,813)	14,100

Total income taxes	49,392	53,618	103,010

For the year ended March 31, 2010
Income (loss) before income taxes	(80,125)	50,810	(29,315)
Income taxes:
Current	22,105	36,042	58,147
Deferred	80,954	2,732	83,686

Total income taxes	103,059	38,774	141,833

The Company and its subsidiaries in Japan are subject to a National tax of 30%, an Inhabitant tax of approximately 20.5%, and a deductible Enterprise tax of approximately 7.4% varying by local jurisdiction, which, in aggregate, resulted in a combined statutory tax rate in Japan of approximately 40.5% for the three years ended March 31, 2012.

The effective tax rates for each of the years differ from the combined statutory tax rates for the following reasons:

	2012	2011	2010
Combined statutory tax rate	(40.5)%	40.5%	(40.5)%
Lower tax rates of overseas subsidiaries	(0.4)	(15.4)	(38.4)
Expenses not deductible for tax purposes	0.5	3.2	25.7
Change in valuation allowance allocated to income tax expenses	27.2	24.4	473.8
Tax effects attributable to investments in subsidiaries	0.8	2.2	45.7
Per capita tax	0.2	1.2	8.3
Goodwill impairment	8.2	—	5.2
Effect of enacted changes in Japanese tax laws and rates	3.7	—	—
Other	1.5	1.5	4.0

Effective tax rate	1.2%	57.6%	483.8%

For the year ended March 31, 2012, Japanese corporate tax law and statutory tax rates to apply to taxable income from next year onwards were enacted in Japan. Tax law changes result in reductions in rates in two steps in future years. In consequence, the Company has recorded income tax expense of 25,536 million yen for adjustments of deferred tax assets and liabilities.

The significant components of deferred income tax expenses for the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Deferred tax expense (exclusive of the effects of other components listed below)	(50,086)	31,999	111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536	—	—
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)

	(59,439)	14,100	83,686

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2011 are presented below:

	Yen (millions)
	2012	2011
Deferred tax assets:
Inventory valuation	81,004	87,647
Expenses accrued for financial statement purposes but not currently included in taxable income	179,860	171,779
Property, plant and equipment	240,033	231,987
Retirement and severance benefits	236,565	273,830
Tax loss carryforwards	723,897	653,378
Other	178,700	181,190

Total gross deferred tax assets	1,640,059	1,599,811
Less valuation allowance	1,029,825	990,354

Net deferred tax assets	610,234	609,457

Deferred tax liabilities:
Net unrealized holding gains of available-for-sale securities	(20,604)	(26,130)
Intangible assets	(89,442)	(166,403)
Other	(65,595)	(82,936)

Total gross deferred tax liabilities	(175,641)	(275,469)

Net deferred tax assets	434,593	333,988

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences and loss carryforwards, net of the existing valuation allowances at March 31, 2012.

The net change in total valuation allowance for the years ended March 31, 2012, 2011 and 2010 was an increase of 39,471 million yen, a decrease of 24,349 million yen and an increase of 536,706 million yen, respectively.

At March 31, 2012, the Company had, for income tax purposes, net operating loss carryforwards of approximately 2,144,980 million yen, of which 1,991,944 million yen expire from fiscal 2013 through 2021 and the remaining balance will expire thereafter or do not expire. At March 31, 2012, the Company had, for income tax purposes, tax credit carryforwards of approximately 46,983 million yen, which expire from fiscal 2013 through 2015.

Net deferred tax assets and liabilities at March 31, 2012 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2011
Other current assets	226,180	254,413
Other assets	338,754	329,920
Other current liabilities	(4,789)	(1,466)
Other liabilities	(125,552)	(248,879)

Net deferred tax assets	434,593	333,988

The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries and foreign corporate joint ventures of 920,083 million yen as of March 31, 2012, because the Company currently does not expect those unremitted earnings to reverse and become taxable to the Company in the foreseeable future. A deferred tax liability will be recognized when the Company no longer plans to indefinitely reinvest undistributed earnings. The calculation of related unrecognized deferred tax liability is not practicable.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010

Balance at beginning of year	(14,693)	(9,843)	(7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616	—	(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36

Balance at end of year	(15,311)	(14,693)	(9,843)

As of March 31, 2012, 2011 and 2010, the total amount of unrecognized tax benefits are 14,457 million yen, 14,175 million yen and 9,843 million yen, respectively, that if recognized, would reduce the effective tax rate. It is reasonably possible that developments on tax matters in certain tax jurisdictions may result in approximately twenty percent decrease of the Company’s total unrecognized tax benefits within the next twelve months. The Company has accrued interests and penalties related to unrecognized tax benefits and the amount of interest and penalties included in provision for income taxes and cumulative amount accrued were not material as of and for the years ended March 31, 2012, 2011 and 2010.

The Company files income tax returns in Japan and various foreign tax jurisdictions. There are a number of subsidiaries which operate within each of the Company’s major jurisdictions resulting in a range of open tax years. The open tax year for the Company is fiscal 2012. The open tax years for its significant subsidiaries in Japan, the United States of America, the United Kingdom and China range from fiscal 2004 and thereafter.